Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2024
Text Block [Abstract]
Basis of Consolidation
Basis of Consolidation
These consolidated financial statements are inclusive of the financial statements of our subsidiaries as at October 31, 2024. We conduct business through a variety of corporate structures, including subsidiaries, structured entities (SEs), associates and joint ventures. Subsidiaries are those entities where we exercise control through our ownership of the majority of the voting shares. We also hold interests in SEs, which we consolidate when we control the SEs. These are more fully described in Note 7. All of the assets, liabilities, revenues and expenses of our subsidiaries and consolidated SEs are included in our consolidated financial statements. All intercompany transactions and balances are eliminated on consolidation.
We hold investments in associates, where we exert significant influence over operating and financing decisions (generally companies in which we own between 20% and 50% of the voting shares). These are accounted for using the equity method. The equity method is also applied to our investments in joint ventures, which are entities where we exercise joint control through an agreement with other shareholders. Under the equity method of accounting, investments are initially recorded at cost, and the carrying amount is increased or decreased to recognize our share of an investee’s net income or loss, including other comprehensive income or loss. Additional information regarding accounting for investments in associates and joint ventures is included in Note 12.

Translation of Foreign Currencies
Translation of Foreign Currencies
We conduct business in a variety of foreign currencies and present our consolidated financial statements in Canadian dollars, which is our functional currency. Monetary assets and liabilities, as well as non-monetary
assets and liabilities measured at fair value, that are denominated in foreign currencies are translated into Canadian dollars at the exchange rate in effect at the balance sheet date.
Non-monetary
assets and liabilities not measured at fair value are translated into Canadian dollars at historical rates. Revenues and expenses denominated in foreign currencies are translated using the average exchange rate for the year.
Unrealized gains and losses arising from translating our net investment in foreign operations into Canadian dollars, net of related hedging activities and applicable income taxes, are included in our Consolidated Statement of Comprehensive Income within net gains on translation of net foreign operations. When we dispose of a foreign operation such that control, significant influence or joint control is lost, the cumulative amount of the gain (loss) on translation and any applicable hedging activities and related income taxes is reclassified to our Consolidated Statement of Income as part of the gain or loss on disposition.
Foreign currency translation gains and losses on equity securities measured at FVOCI that are denominated in foreign currencies are included in accumulated other comprehensive income on FVOCI equity securities, net of taxes, in our Consolidated Statement of Changes in Equity. All other foreign currency translation gains and losses are included in foreign exchange gains, other than trading, in our Consolidated Statement of Income as they arise.

From time to time, we enter into foreign exchange hedge contracts to reduce our exposure to changes in the value of foreign currencies. Realized and unrealized gains and losses that arise on the mark-to-market
of foreign exchange contracts related to economic hedges are included in non-interest
revenue in our Consolidated Statement of Income. Changes in the fair value of derivative contracts that qualify for hedge accounting are recorded in our Consolidated Statement of Comprehensive Income within net change in unrealized gains (losses) on derivatives designated as cash flow hedges, with the spot/forward differential (the difference between the foreign currency exchange rate at the inception of the contract and the rate at the end of the contract) recorded in interest income (expense) over the term of the hedge.

Revenue
Revenue
Dividend Income
Dividend income is recognized when the right to receive payment is established. This is the ex-dividend
date for listed equity securities.
Fee Income
Fee income is recognized based on the purpose of the fee and the terms specified in the contract with customers, generally when we have completed our obligations as specified in the contract. Payment is typically due when our obligation has been satisfied or shortly thereafter, so there is generally no significant financing component associated with payments due to us. For contracts where the transaction price includes variable consideration, revenue is only recognized to the extent that it is highly probable. When another party is involved in providing a service to a customer, we determine whether we act as a principal or an agent, which may require judgment. If we act as a principal (i.e. when we control the services in the contract before they are transferred to customers), we present revenue separately from the amount paid to the other party; otherwise, we present revenue net of the amount paid to the other party.
Securities commissions and fees
are earned in BMO Wealth Management (BMO WM) and BMO Capital Markets (BMO CM) on brokerage transactions executed for customers, generally as a fixed fee per share traded, and the commissions and related clearing expense are recognized on trade date. There are also fees based on a percentage of the customer’s portfolio holdings that entitle them to investment advice and a certain number of trades, which are recorded over the period to which the fees relate.
Deposit and payment service charges
are primarily earned in Personal and Commercial Banking (P&C), and include monthly account maintenance fees and other activity-based fees earned on deposit and cash management services. Fees are recognized over time when account maintenance and cash management services are provided, or at a point in time when an income-generating activity is performed.
Card fees
are earned in P&C and primarily include interchange income, late fees and annual fees. Card fees are recorded when the related services are provided, except for annual fees, which are recorded evenly throughout the year. Interchange income is calculated as a percentage of the transaction amount and/or a fixed price per transaction, as established by the payment network, and is recognized when the card transaction is settled. Reward costs for our cards are recorded as a reduction in card fees when redeemed.
Investment management and custodial fees
are earned in BMO WM and are based primarily on the balance of assets under management or assets under administration, as at the period end, for investment management, custodial, estate and trustee services provided. Fees are recorded over the period the services are performed.
Mutual fund revenues
are earned in BMO WM as fees for fund management services, which are primarily calculated and recorded based on a percentage of the fund’s net asset value. The fees are recorded over the period the services are performed.
Underwriting and advisory fees
are earned in BMO CM and arise from securities offerings in which we act as an underwriter or agent, structuring and administering loan syndications, and fees earned from providing mergers and acquisitions services and structuring advice. Underwriting and advisory fees are generally recognized when the services are completed.

Leases – Bank as a lessor
Leases
We are lessors in both financing leases and operating leases. Leases are classified as financing leases if they transfer substantially all the risks and rewards incidental to ownership of the leased asset to the lessee. Otherwise they are classified as operating leases, as we retain substantially all the risks and rewards of asset ownership.
As lessor in a financing lease, a loan is recognized equal to the investment in the lease, which is calculated as the present value of the minimum payments to be received from the lessee, discounted at the interest rate implicit in the lease, plus any unguaranteed residual value we expect to recover at the end of the lease. Finance lease income is recognized in interest, dividend and fee income, loans, in our Consolidated Statement of Income.
Assets under operating leases are recorded in other assets in our Consolidated Balance Sheet. Rental income is recognized on a straight-line basis over the term of the lease in non-interest
revenue, other, in our Consolidated Statement of Income. Depreciation on these assets is recognized on a straight-line basis over the term of the lease in non-interest
expense, other, in our Consolidated Statement of Income.
Refer to Note 9 for our policy on lessee accounting.

Assets Held-for-Sale
Assets
Held-for-Sale
Non-current
non-financial
assets classified as
held-for-sale
are measured at the lower of their carrying amount and fair value less costs to sell and are presented within other assets in our Consolidated Balance Sheet. Subsequent to its initial classification, a non-current
asset is no longer depreciated or amortized, and any subsequent write-down in fair value less costs to sell is recognized in non-interest
revenue, other, in our Consolidated Statement of Income.

Interbank Offered Rate Reform – Phase 2 Amendments
Interbank Offered Rate Reform – Phase 2 Amendments
Effective November 1, 2020, we early adopted the IASB’s IBOR Phase 2 amendments to IFRS 9
Financial Instruments
(IFRS 9), IAS 39
Financial Instruments: Recognition and Measurement
(IAS 39), IFRS 7
Financial Instruments: Disclosures
(IFRS 7) and IFRS 4
Insurance Contracts
(IFRS 4), as well as IFRS 16
Leases.
These amendments address issues that arise from implementation of Interbank Offered Rate (IBOR) reform, as IBORs will be replaced with alternative reference rates (ARRs). As at October 31, 2024, BMO had transitioned all exposure to sterling, euro, Swiss franc, Japanese yen and USD LIBOR and Canadian Dollar Offered Rate (CDOR) settings to ARRs.
The following table presents quantitative information as at October 31, 2023, which includes financial instruments that referenced remaining CDOR and BA rate settings, or demand facilities that were subject to remediation to amend the benchmark interest rate. BMO has transitioned all exposure to CDOR settings to ARRs as at October 31, 2024.

(Canadian $ in millions)	2023
Non-derivative assets (1)	$44,370
Non-derivative liabilities (1)	4,584
Derivative notional amounts (2) (3)	1,779,140
Authorized and committed loan commitments (4) (5) (6)	55,548

(1)	All amounts presented based on contractual amounts outstanding at October 31, 2023, with the exception of securities, recorded in non-derivative assets, presented based on carrying value.
(2)
Notional amounts represent the amount to which a rate or price is applied in order to calculate the amount of cash that must be exchanged under the contract. Notional amounts do not represent assets or liabilities and therefore are not recorded in our Consolidated Balance Sheet.

(3)
Includes certain cross-currency swap positions where both the pay and receive legs referenced a CDOR or BA rate. For those derivatives, the table above includes the notional amounts for both the pay and receive legs in the relevant columns aligning with the CDOR or BA rate exposure.

(4)
Excludes personal lines of credit and credit cards that are unconditionally cancellable at our discretion. A large majority of these commitments expire without being drawn upon. As a result, the total contractual amounts may not be representative of the funding likely to be required for these commitments.

(5)
Includes loan commitments where our customers have the option to draw from their facility in multiple currencies. Amounts drawn will be subject to prevailing IBORs for the foreign currency, including those that are in scope of IBOR reform.

(6)	Commitments include backstop liquidity facilities provided by the bank to external parties.

Use of Estimates and Judgments
Use of Estimates and Judgments
The preparation of the consolidated financial statements requires management to make estimates and judgments that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses (ACL); financial instruments measured at fair value; pension and other employee future benefits; impairment of securities and investments in associates and joint ventures; income taxes and deferred tax assets; goodwill and intangible assets; insurance contract liabilities; provisions, including legal proceedings and restructuring charges; transfers of financial assets; consolidation of SEs; and the valuation of the assets and liabilities related to our acquisition of Bank of the West. We make judgments in assessing the business model for financial assets, as well as whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control SEs, as discussed in Notes 6 and 7, respectively. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook is subject to several risks that could lead to a less favourable outcome for the North American economy. These include potential higher tariffs on U.S. imports, an escalation of conflicts in the Middle East and Ukraine, heightened tensions between the United States and China over trade relations and Taiwan, tensions between Canada and India, and a possible strike by U.S. East and Gulf Coast dockworkers in January 2025. In addition, the Canadian dollar faces downside risks from possible U.S. tariffs and the upcoming renegotiation of the Canada-United States-Mexico Trade Agreement (CUSMA) in 2026. The impacts on our business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, and on our credit ratings and regulatory capital and liquidity ratios, as well as the impacts on our customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the estimates and judgments we make for the purposes of preparing our consolidated financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls in place that are intended to ensure the judgments made in estimating these amounts are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at October 31, 2024.
Allowance for Credit Losses
The expected credit loss (ECL) model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining a significant increase in credit risk is based on the change in probability of default (PD) between origination and reporting date, assessed using probability-weighted scenarios, as well as certain other criteria, such as 30 days past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.

In determining whether there has been a significant increase in credit risk and in calculating the amount of ECL, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or decrease in the ACL. The calculation of ECL includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include our primary operating markets of Canada and the United States, and regional markets where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts, which are probability-weighted in the determination of the final ECL. The allowance is sensitive to changes in both economic forecasts and the probability weight assigned to each forecast scenario.
Additional information regarding the ACL is included in Note 4.
Financial Instruments Measured at Fair Value
Fair value measurement techniques are used to value various financial assets and financial liabilities, and are also used in performing impairment testing on certain non-financial
assets.
Additional information regarding our fair value measurement techniques is included in Note 18.
Pension and Other Employee Future Benefits
Our pension and other employee future benefit expense is calculated by our independent actuaries using assumptions determined by management. If actual experience were to differ from the assumptions used, we would recognize this difference in other comprehensive income.
Pension and other employee future benefit expense, plan assets and defined benefit obligations are also sensitive to changes in discount rates. We determine discount rates for all of our plans using high-quality AA-rated corporate bond yields with terms matching the plans’ specific cash flows.
Additional information regarding our accounting for pension and other employee future benefits is included in Note 22.
Impairment of Securities and Investments in Associates and Joint Ventures
Debt securities measured at amortized cost or FVOCI are assessed for impairment using the ECL model. For securities determined to have low credit risk, the ACL is measured at an amount equal to
12-month
ECL.
We review our investments in associates and joint ventures, included within other assets, at each quarter-end reporting period in order to identify and evaluate any investments that show indications of possible impairment. For these investments, a significant or prolonged decline in fair value to an amount below their cost is objective evidence of impairment.
Additional information regarding our accounting for debt securities measured at amortized cost or FVOCI and investments in associates and joint ventures, ACL and the determination of fair value is included in Notes 3, 12 and 18.
Income Taxes and Deferred Tax Assets
The provision for income taxes is calculated based on the expected tax treatment of transactions recorded in either our Consolidated Statement of Income, our Consolidated Statement of Comprehensive Income or our Consolidated Statement of Changes in Equity. In determining the provision for income taxes, we interpret tax legislation, case law and administrative positions in numerous jurisdictions and, based on our judgment, record our estimate of the amount required to settle tax obligations. We also make assumptions about the expected timing of the reversal of deferred tax assets and liabilities. If our interpretations and assumptions differ from those of tax authorities, or if the timing of reversals is not as expected, our provision for income taxes could increase or decrease in future periods. The amount of any such increase or decrease cannot be reasonably estimated.
Deferred tax assets are recognized only when it is probable that sufficient taxable profit will be available in future periods against which deductible temporary differences or unused tax losses and tax credits may be utilized. We are required to assess whether it is probable that our deferred tax assets will be realized. The factors used to assess the probability of realization are our past experience of income and capital gains, our forecast of future net income before taxes, and the remaining expiration period of tax loss carryforwards and tax credits. Changes in our assessment of these factors could increase or decrease our provision for income taxes in future periods.
Additional information regarding our accounting for income taxes is included in Note 23.
Goodwill and Intangible Assets
For the purpose of impairment testing, goodwill is allocated to our groups of cash-generating units (CGUs), which represent the lowest level within the bank at which goodwill is monitored for internal management purposes. Impairment testing is performed at least annually, by comparing the carrying values and the recoverable amounts of the CGUs to which goodwill has been allocated to determine whether the recoverable amount of each group is greater than its carrying value. If the carrying value of the group were to exceed its recoverable amount, an impairment calculation would be performed. The recoverable amount of a CGU is the higher of its fair value less costs to sell and value in use.
In determining fair value less costs to sell, we employ a discounted cash flow model consistent with those we use when we acquire a business. This model is dependent on assumptions related to revenue growth, discount rates, synergies achieved on acquisition and the availability of comparable acquisition data. Changes in any of these assumptions would affect the determination of fair value for each CGU in a different manner. We exercise judgment and make assumptions in determining fair value less costs to sell, and differences in judgment and assumptions could affect the determination of fair value and any resulting impairment write-down.
Intangible assets with a definite life are amortized to income on either a straight-line or an accelerated basis over a period not exceeding
15
years, depending on the nature of the asset. We test definite-life intangible assets for impairment when circumstances indicate the carrying value may not be recoverable. Indefinite-life intangible assets are tested annually for impairment. If any intangible assets are determined to be impaired, we write them down to their recoverable amount, the higher of value in use and fair value less costs to sell, when this is less than the carrying value.
Additional information regarding goodwill and intangible assets is included in Note 11.

Insurance Contract Liabilities
Insurance contract liabilities represent estimates of fulfilment cash flows, which include a risk adjustment, and the contractual service margin (CSM). Fulfilment cash flows include estimates of future cash flows related to the remaining coverage period and for previously incurred claims, which are then discounted and probability-weighted. This is based on non-financial
risk assumptions including mortality, policy lapses and expenses, which are based on a combination of industry and entity-specific data and, in the case of expenses, on historical analysis of which expenses are attributable to insurance operations. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions. In addition, we add a risk adjustment for non-financial
risk to bring the confidence level on the sufficiency for reserves to 70% – 75%. The CSM is a component of the liability representing the unearned profit we recognize as we provide services.
Additional information regarding insurance contract liabilities is included in Note 15.
Provisions
A provision, including those for legal proceedings and restructuring charges, is recognized if, as a result of a past event, the bank has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic benefits will be required to settle the obligation. A provision is recorded at the best estimate of the amount required to settle an obligation as at the balance sheet date, taking into consideration the risks and uncertainties associated with the obligation. Management and external experts are involved in estimating any provision, as necessary. The actual costs of settling some obligations may be substantially higher or lower than the amount of the provisions.
Additional information regarding provisions is included in Note 25.
Transfers of Financial Assets
We enter into transactions in which we transfer financial assets, typically loans or mortgage-backed securities, to a structured entity or third party to obtain alternate sources of funding or as part of our trading activities. We assess whether substantially all of the risks and rewards of, or control over, the assets have been transferred in order to determine whether they qualify for derecognition. Where we continue to be exposed to substantially all of the prepayment, interest rate and/or credit risk associated with the securitized assets, they do not qualify for derecognition. We continue to recognize the assets and the related cash proceeds as secured financing in our Consolidated Balance Sheet.
Additional information regarding transferred financial assets is included in Note 6.
Consolidation of Structured Entities
The securitization vehicles we sponsor typically have limited decision-making authority. The structure of these vehicles limits the activities they can undertake, the types of assets they can hold and the funding of their activities. We control and consolidate these vehicles when we have the key decision-making powers necessary to obtain the majority of the benefits from their activities.
For certain investments in limited partnerships, we exercise judgment in determining whether we control an entity. Based on an assessment of our interests and rights, we have determined that we do not control certain entities, even though we may have an ownership interest greater than 50%. This may be the case when we are not the general partner in an arrangement and the general partner’s rights most significantly affect the returns of the entity. Additionally, we have determined that we control certain entities despite having an ownership interest of less than 50%. This may be the case when we are the general partner in an arrangement and the general partner’s rights most significantly affect the returns of the entity.
Additional information regarding SEs is included in Notes 7 and 21.
Acquisition of Bank of the West – Valuation of Assets and Liabilities
Significant judgments and assumptions were used in determining the fair value of the Bank of the West assets acquired and liabilities assumed, including the loan portfolio, core-deposit and other relationship intangible assets and fixed maturity deposits.
For loans, the determination of fair value involved estimating the cash flows that are expected to be received on all purchased loans and discounting these back to their present value. We estimated expected cash flows based on models that incorporate management’s best estimate of current key assumptions such as default rates, loss severity, timing of prepayments and collateral. In determining the discount rate, we considered various factors, including our cost to raise funds in the current market, the risk premium associated with the loans and the cost to service the portfolios.
For core-deposit intangible assets, fair value was determined using a discounted cash flow approach, comparing the present value of the cost to maintain the acquired deposits to the cost of alternative funding. The present value of the cost to maintain the acquired deposits includes an estimate of future interest costs and operating expenses for the core deposits acquired. Core deposits are those that we considered to be stable, below-market sources of funding. Deposit run-off
was estimated using historical attrition data, and comparing this to market sources at the date of acquisition.
We calculated the fair value of wealth management and credit card customer relationships acquired based on the excess of estimated future cash inflows (i.e. revenue from the acquired relationships) over the related estimated cash outflows (i.e. operating costs and contributory asset charges) over the estimated life of the customer base.
The determination of the fair value of fixed maturity deposits involved estimating the cash flows to be paid and discounting these back to their present value. The timing and amount of cash flows included significant management judgment regarding the likelihood of early redemption and the timing of withdrawals by customers. Discount rates were based on the prevailing rates we were paying on similar deposits at the date of acquisition.
The fair value of all other assets and liabilities, including real estate properties, was calculated using market data where possible, as well as management judgment, to determine the price that would be obtained in an arms-length transaction between knowledgeable, willing parties.
Additional information regarding our accounting for the acquisition is included in Notes 4 and 10.

Changes in IFRS and Accounting Policies
Changes in IFRS and Accounting Policies
IFRS 17 Insurance Contracts
Effective November 1, 2023, we adopted IFRS 17
Insurance Contracts
(IFRS 17), which provides a comprehensive approach to accounting for all types of insurance contracts and replaced existing IFRS 4
Insurance Contracts
(IFRS 4).
IFRS 17 fundamentally changes the accounting for insurance contracts, with two key changes for the bank that impact the timing of income recognition:
Firstly, IFRS 17 requires us to group insurance contracts, where contracts have similar risks, were written in the same fiscal year and have similar expected profitability. IFRS 4 had no similar grouping requirement. We then measure these groups of contracts based on our estimates of the present value of future cash flows that are expected to arise as we fulfill the contracts, plus an explicit risk adjustment for insurance-specific risk. To the extent that discounted future cash inflows exceed discounted, risk-adjusted future cash outflows, a CSM is recorded, representing unearned profits that will be recognized over the duration of the insurance contracts. If a group of insurance contracts is expected to experience losses, these losses are recorded in income immediately in non-interest
revenue, insurance service results. Releases in expected fulfilment cash outflows, risk adjustment and CSM will be recognized in our Consolidated Statement of Income in insurance service results over the term of the related insurance contracts. We will use this approach for all insurance contracts, except for creditor insurance and direct participating contracts. We will apply a modified approach to our direct participating products, including segregated funds, whereby their initial measurement is consistent with other insurance contracts, but the variability in financial variables is recorded through CSM versus income, representing variability of our own share of the fees. For our creditor business, with a coverage period of one year or less, we will defer premiums received and recognize them in income over the coverage period and recognize a liability for claims only once a loss is incurred.
Under IFRS 4, gains or losses on new contracts were recognized in income immediately.
The second key difference under IFRS 17 compared to IFRS 4 is the rate used to discount our insurance contract liabilities. Under IFRS 17, the discount rate comprises a risk-free rate and an illiquidity premium that reflects the characteristics of these liabilities. Under IFRS 4, the discount rate was connected to the yield of the assets held to support insurance contract liabilities. We have elected the accounting policy choice under IFRS 17 to recognize the impact of changes in the discount rate and financial assumptions on insurance contract liabilities in our Consolidated Statement of Income in non-interest
revenue, insurance investment results.
On transition, we were required to apply a full retrospective approach, where we restated prior periods as if we had always applied IFRS 17, unless impracticable, in which case we were to apply either the modified retrospective approach, where we applied specific modifications to the full retrospective approach, or the fair value approach, where we determined the fair value of the CSM as the difference between the fair value of a group of contracts, including certain fair value assumptions from a market participant perspective, and our fulfilment cash flows at the date of transition. We applied the full retrospective approach to our creditor business and the fair value approach to all other products written prior to November 1, 2022. The impact of adopting IFRS 17 as at November 1, 2022 was an increase in assets of
$
1,075 million, an increase in liabilities of $2,181 million and a decrease in shareholders’ equity of $1,106 million after-tax.
The CSM qualifies as Tier 1 Capital. We applied the change retrospectively, as though we had always accounted for insurance contracts under IFRS 17.
IAS 40 Investment Property
On transition to IFRS 17, we voluntarily changed our accounting policy for the measurement of investment properties, included in insurance-related assets in other assets in our Consolidated Balance Sheet, from cost to fair value. This better aligns our returns on investment properties with gains and losses from our insurance business. IAS 40
Investment Property
(IAS 40) permits either measurement approach. We applied the change retrospectively, as if we had always accounted for investment properties at fair value. The result was an increase in other assets of $
132 million and an increase in shareholders’ equity of $132 million after-tax
at November 1, 2022.
Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)		November 1, 2022 previously reported	IFRS 17 impacts	IAS 40 accounting policy change impacts	November 1, 2022 restated
Assets
Other Assets
	Deferred tax assets	$1,175	$418	$(51)	$1,542
	Other
	Insurance-related assets	2,575	657	183	3,415
Total Assets		$3,750	$1,075	$132	$4,957
Liabilities
Other Liabilities
	Insurance-related liabilities	$11,201	$2,181	$–	$13,382
	Other
	Deferred tax liabilities	102	–	–	102
Total Liabilities		$11,303	$2,181	$–	$13,484
The impact of these changes on our Common Equity Tier 1 (CET1) Ratio was not material.

IFRS 9 Financial Instruments
Effective November 1, 2023, we voluntarily changed our accounting policy to account for regular way contracts to buy or sell financial assets on trade date, instead of on settlement date. This change was applied retrospectively, as is required for changes in accounting policy, as if we had always recorded securities transactions on trade date. Regular way contracts are those that will be settled within a timeframe established by market convention or regulation. The change resulted in an increase in both assets and liabilities of $
52.5 billion as at October 31, 2023.
IAS 12 Income Taxes
Effective November 1, 2023, we adopted an amendment to IAS 12
Income Taxes
(IAS 12). This amendment narrows the IAS 12 exemption to exclude transactions that give rise to equal and offsetting temporary differences (e.g. leases and asset retirement obligations). Upon adoption of the amendment, we record separate deferred tax assets and liabilities related to the assets and liabilities that give rise to these temporary differences. There was no impact on our Consolidated Balance Sheet, as the balances are eligible for offset when levied by the same tax authority.

Future Changes in IFRS and Accounting Policies
Future Changes in IFRS and Accounting Policies
IFRS 9 Financial Instruments
In May 2024, the IASB issued amendments to IFRS 9 which introduce additional guidance in two areas. The first relates to financial assets with contingent features and when these features can be considered consistent with a basic lending arrangement, in which case the instrument can be measured at amortized cost. The second relates to the timing of derecognition of financial liabilities when payment takes place through an electronic payment system and certain conditions are met. These amendments will be effective for our fiscal year beginning November 1, 2026 and we are currently assessing their impact on our consolidated financial statements.
IAS 12 Income Taxes
In May 2023, the IASB issued an amendment to IAS 12. The amendment addresses concerns around accounting for the global minimum top-up
tax as outlined in the
two-pillar
plan for international tax reform developed by members of the Organisation for Economic
Co-operation
and Development/G20 Inclusive Framework on Base Erosion and Profit Shifting. The amendment to IAS 12 includes temporary mandatory relief from recognizing and disclosing deferred taxes related to the top-up
tax. We have applied the temporary mandatory relief related to deferred taxes in jurisdictions in which we operate where the top-up
tax legislation has been enacted or substantively enacted. The global minimum tax rules will be effective for our fiscal year beginning November 1, 2024, and as a result, we expect an increase in our effective tax rate in fiscal 2025
o
f
 up to 65 basis points.
IFRS 18 Presentation and Disclosure in Financial Statements
In April 2024, the IASB issued IFRS 18
Presentation and Disclosure in Financial Statements
(IFRS 18), which will replace IAS 1
Presentation of Financial Statements
, and will be effective for our fiscal year beginning November 1, 2027. IFRS 18 requires changes to how information is grouped and presented in the financial statements, and requires that certain management performance measures be included in the financial statements. We are currently assessing the impact of the standard on the presentation of our consolidated financial statements.